CONCENTRATIONS	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
20.	CONCENTRATIONS

Major Customers

For the years ended December 31, 2016, 2015, and 2014, approximately  94%, 7%, and 21% of the Company’s revenues were received from two major customers for continued operations. For the years ended December 31, 2016, 2015, and 2014, approximately 96%, 61%, and 38% of the Company’s total revenues were received from another two customers for discontinued operations.

Major Suppliers

For the years ended December 31, 2016, 2015 and 2014, purchases from three suppliers for continued operations were approximately 98%,  87% and 68% of the total purchase, respectively. For the years ended December 31, 2016, 2015, and 2014, purchases from another three suppliers for discontinued operations were approximately 94%, 83% and 94% of the total purchase, respectively.

Revenues

For the years ended December 31, 2016, 2015 and 2014, the Company’s top three selling products accounted, in the aggregate, for approximately 97%, 72%, and 74%, respectively, of its total net revenues.

The following represents the revenues by product line, all derived from China:

	For the years ended
	December 31,
	2016	2015	2014
Products Line
Medical Devices	$1,305,372	$1,500,957	$16,000,881
Respiratory and Oxygen Homecare	5,956	20,573	53,755
Mobile Medicine	12,080,164	164,503	1,631,413
Total Revenues	13,391,492	1,686,033	17,686,049
Less: revenues from discontinued operations	(329,119)	(947,732)	(14,911,808)
Revenues from continuing operations	$13,062,373	$738,301	$2,774,241